Loans and advances to clients (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Clients
Balance at the beginning of the period	R$ 26,923,312	R$ 23,176,039	R$ 23,426,076
Net additions	31,920,565	18,428,727	14,757,908
Written-off assets	(19,620,042)	(14,681,454)	(15,007,946)
Balance at end of year	R$ 39,223,835	R$ 26,923,312	R$ 23,176,039